Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Rebates, credits and discounts due to customers	$ 14.7	$ 13.8
Insurance	7.3	7.9
Taxes payable	6.2	9.4
Bonuses	5.5	5.5
Vacation pay	4.0	4.3
Employee benefit plans	3.1	3.7
Salaries and wages	2.5	3.2
Other	7.6	10.9
Accrued expenses and other current liabilities, total	$ 50.9	$ 58.7